Fair Value of Financial Instruments - Financial Instruments Carried at Fair Value on a Recurring Basis (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate securities, available for sale, measured at fair value		$ 171,136	$ 386,316
Commercial mortgage loans, held-for-sale, measured at fair value	$ 77,031	67,649	112,562
Derivative instruments, measured at fair value	5	25	1,119
Liabilities	2,285	403	1,581
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate securities, available for sale, measured at fair value		171,136	386,316
Commercial mortgage loans, held-for-sale, measured at fair value	77,031	67,649	112,562
Other real estate investments, measured at fair value	2,547	2,522	2,557
Total assets, at fair value	79,583	241,332	502,554
Total liabilities, at fair value	2,285	403	1,581
Level I | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate securities, available for sale, measured at fair value		0	0
Commercial mortgage loans, held-for-sale, measured at fair value	0	0	0
Other real estate investments, measured at fair value	0	0	0
Total assets, at fair value	0	0	735
Total liabilities, at fair value	35	106	0
Level II | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate securities, available for sale, measured at fair value		171,136	386,316
Commercial mortgage loans, held-for-sale, measured at fair value	0	0	0
Other real estate investments, measured at fair value	0	0	0
Total assets, at fair value	5	171,161	386,700
Total liabilities, at fair value	2,250	297	1,581
Level III | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate securities, available for sale, measured at fair value		0	0
Commercial mortgage loans, held-for-sale, measured at fair value	77,031	67,649	112,562
Other real estate investments, measured at fair value	2,547	2,522	2,557
Total assets, at fair value	79,578	70,171	115,119
Total liabilities, at fair value	0	0	0
Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value	5	25	325
Liabilities	1,286	0	0
Interest rate swaps | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value	5	25	325
Liabilities	1,286
Interest rate swaps | Level I | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value		0	0
Liabilities	0
Interest rate swaps | Level II | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value		25	325
Liabilities	1,286
Interest rate swaps | Level III | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value	0	0	0
Liabilities	0
Credit default swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value	0	0	59
Liabilities	964	297	1,581
Credit default swaps | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value		297	59
Liabilities	964	297	1,581
Credit default swaps | Level I | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value		0	0
Liabilities	0	0	0
Credit default swaps | Level II | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value		297	59
Liabilities	964	297	1,581
Credit default swaps | Level III | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value		0	0
Liabilities	0	0	0
Treasury note futures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value	0	0	735
Liabilities	35	106	0
Treasury note futures | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value		106	735
Liabilities	35	106
Treasury note futures | Level I | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value		106	735
Liabilities	35	106
Treasury note futures | Level II | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value		0	0
Liabilities		0
Treasury note futures | Level III | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, measured at fair value		0	$ 0
Liabilities	$ 0	$ 0